JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 95.5%
Australia — 5.8%
Australia & New Zealand Banking Group Ltd.	23		410
BHP Group Ltd.	32		1,065
Commonwealth Bank of Australia	6		389
CSL Ltd.	3		667
Dexus, REIT	42		287
Goodman Group, REIT	41		558
GPT Group (The), REIT	46		153
Macquarie Group Ltd.	1		103
National Australia Bank Ltd.	12		218
Newcrest Mining Ltd.	5		101
Rio Tinto Ltd.	12		1,035
Rio Tinto plc	4		327
Wesfarmers Ltd.	4		187
Westpac Banking Corp.	35		560
Woolworths Group Ltd.	5		170

			6,230

Austria — 0.5%
Erste Group Bank AG	17		513

Belgium — 0.4%
Anheuser-Busch InBev SA/NV	2		119
KBC Group NV*	4		301

			420

China — 0.8%
BOC Hong Kong Holdings Ltd.	75		222
Prosus NV*	5		630

			852

Denmark — 2.8%
Carlsberg A/S, Class B	4		527
Novo Nordisk A/S, Class B	23		1,599
Orsted A/S(a)	5		898

			3,024

Finland — 0.4%
Nokia OYJ*	17		83
UPM-Kymmene OYJ	9		305

			388

France — 11.3%
Accor SA*	7		239
Air Liquide SA	6		916
Airbus SE*	7		751
Alstom SA*	9		499
AXA SA	12		266
BNP Paribas SA*	18		873
Capgemini SE	5		738
Kering SA	1		499
L’Oreal SA	3		995
LVMH Moet Hennessy Louis Vuitton SE	3		1,604
Orange SA	34		402
Pernod Ricard SA	1		142
Safran SA*	5		690
Sanofi	8		711
Schneider Electric SE	9		1,245
Thales SA	2		177
TOTAL SE	21		883
Vinci SA	6		528

			12,158

Germany — 9.3%
adidas AG*	3		876
Allianz SE (Registered)	5		1,068
BASF SE	3		230
Bayer AG (Registered)	6		348
Brenntag AG	3		205
Daimler AG (Registered)	3		191
Deutsche Boerse AG	1		91
Deutsche Post AG (Registered)	14		714
Deutsche Telekom AG (Registered)	47		834
Deutsche Wohnen SE	3		136
Infineon Technologies AG	26		1,028
Merck KGaA	2		298
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2		411
RWE AG	15		640
SAP SE	9		1,178
Siemens AG (Registered)	5		795
Volkswagen AG (Preference)	3		647
Vonovia SE	6		378

			10,068

Hong Kong — 2.3%
AIA Group Ltd.	110		1,321
CK Asset Holdings Ltd.	25		122
CLP Holdings Ltd.	13		122
Hong Kong Exchanges & Clearing Ltd.	13		857
Sun Hung Kai Properties Ltd.	9		123

			2,545

Ireland — 0.5%
CRH plc	11		459
Kingspan Group plc*	1		97

			556

Italy — 1.4%
Enel SpA	40		399
FinecoBank Banca Fineco SpA*	37		576
Snam SpA	108		564

			1,539

Japan — 25.6%
Advantest Corp.	1		95
Asahi Group Holdings Ltd.	10		388
Asahi Kasei Corp.	34		376
Bridgestone Corp.	5		175
Central Japan Railway Co.	3		472
Daiichi Sankyo Co. Ltd.	5		148
Daikin Industries Ltd.	4		802
Daiwa House Industry Co. Ltd.	9		255
Denso Corp.	7		395
Dentsu Group, Inc.	7		223
ENEOS Holdings, Inc.	42		172
Fast Retailing Co. Ltd.	—	(b)	172
Hitachi Ltd.	20		803
Honda Motor Co. Ltd.	8		214
Hoya Corp.	7		857
Isuzu Motors Ltd.	17		162
ITOCHU Corp.	16		444
Japan Airlines Co. Ltd.*	11		193
Japan Tobacco, Inc.	8		159
Kao Corp.	9		653
Keyence Corp.	2		1,288
Konami Holdings Corp.	7		429
Kubota Corp.	20		428
Kyowa Kirin Co. Ltd.	12		350
Mabuchi Motor Co. Ltd.	3		124

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Marui Group Co. Ltd.	5		86
Mitsubishi Corp.	29		729
Mitsubishi Electric Corp.	14		220
Mitsubishi UFJ Financial Group, Inc.	98		441
Mitsui Fudosan Co. Ltd.	10		209
Murata Manufacturing Co. Ltd.	8		730
Nabtesco Corp.	7		314
Nichirei Corp.	5		139
Nidec Corp.	3		426
Nintendo Co. Ltd.	2		921
Nippon Express Co. Ltd.	5		326
Nippon Steel Corp.*	19		214
Nippon Telegraph & Telephone Corp.	21		530
Nitori Holdings Co. Ltd.	3		496
Nomura Research Institute Ltd.	11		377
Ono Pharmaceutical Co. Ltd.	13		397
ORIX Corp.	24		379
Otsuka Corp.	8		413
Otsuka Holdings Co. Ltd.	—	(b)	17
Rakuten, Inc.	15		147
Recruit Holdings Co. Ltd.	8		331
Renesas Electronics Corp.*	8		89
Rohm Co. Ltd.	3		314
Ryohin Keikaku Co. Ltd.	15		349
Seven & i Holdings Co. Ltd.	5		176
Shimadzu Corp.	10		378
Shin-Etsu Chemical Co. Ltd.	4		679
Shiseido Co. Ltd.	4		247
SMC Corp.	—	(b)	242
SoftBank Group Corp.	6		473
Sony Corp.	11		1,081
Square Enix Holdings Co. Ltd.	1		75
Sumitomo Electric Industries Ltd.	15		204
Sumitomo Metal Mining Co. Ltd.	12		525
Sumitomo Mitsui Financial Group, Inc.	22		677
Sumitomo Realty & Development Co. Ltd.	6		181
Suzuki Motor Corp.	6		289
T&D Holdings, Inc.	23		269
Takeda Pharmaceutical Co. Ltd.	10		345
Tokio Marine Holdings, Inc.	14		688
Tokyo Electron Ltd.	2		608
Tokyo Gas Co. Ltd.	5		114
Tokyu Corp.	19		226
Toray Industries, Inc.	18		115
Toyota Motor Corp.	20		1,424
West Japan Railway Co.	2		101
Yamato Holdings Co. Ltd.	4		89

			27,577

Luxembourg — 0.1%
ArcelorMittal SA*	5		104

Netherlands — 6.1%
Akzo Nobel NV	7		739
ASML Holding NV	5		2,427
Heineken NV	2		185
ING Groep NV*	58		518
Koninklijke Ahold Delhaize NV	11		321
Koninklijke DSM NV	2		332
Koninklijke KPN NV	150		469
Koninklijke Philips NV*	4		199
NN Group NV	12		498
Royal Dutch Shell plc, Class A	28		518
Royal Dutch Shell plc, Class B	12		208
Wolters Kluwer NV	2		186

			6,600

Norway — 0.4%
Telenor ASA	30		492

Singapore — 0.9%
DBS Group Holdings Ltd.	31		579
Oversea-Chinese Banking Corp. Ltd.	37		288
United Overseas Bank Ltd.	5		92

			959

Spain — 2.4%
Banco Bilbao Vizcaya Argentaria SA	67		308
Banco Santander SA*	107		311
Iberdrola SA	104		1,406
Industria de Diseno Textil SA	19		556

			2,581

Sweden — 2.5%
Atlas Copco AB, Class A	7		401
Lundin Energy AB	14		379
SKF AB, Class B	22		608
Svenska Handelsbanken AB, Class A*	65		648
Volvo AB, Class B*	26		629

			2,665

Switzerland — 10.6%
Adecco Group AG (Registered)	5		291
Cie Financiere Richemont SA (Registered)	2		176
Credit Suisse Group AG (Registered)	30		398
Givaudan SA (Registered)	—	(b)	351
LafargeHolcim Ltd. (Registered)*	9		474
Lonza Group AG (Registered)	1		919
Nestle SA (Registered)	25		2,830
Novartis AG (Registered)	23		2,116
Roche Holding AG	7		2,437
SGS SA (Registered)	—	(b)	218
Swiss Re AG	5		412
UBS Group AG (Registered)	16		236
Zurich Insurance Group AG	1		567

			11,425

United Kingdom — 11.0%
3i Group plc	50		764
AstraZeneca plc	7		675
Barratt Developments plc*	14		126
BP plc	259		963
British American Tobacco plc	16		579
CK Hutchison Holdings Ltd.	19		128
DCC plc	3		216
Diageo plc	28		1,113
GlaxoSmithKline plc	27		497
HSBC Holdings plc*	84		439
InterContinental Hotels Group plc*	8		479
Lloyds Banking Group plc*	1,181		530
London Stock Exchange Group plc	3		368
M&G plc	56		134
Persimmon plc	4		154
Prudential plc	26		420
Reckitt Benckiser Group plc	8		710

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
RELX plc	29	728
Standard Chartered plc*	82	496
Taylor Wimpey plc*	209	416
Tesco plc	194	634
Unilever plc	20	1,165
Whitbread plc*	4	147

		11,881

United States — 0.4%
Ferguson plc	4	464

TOTAL COMMON STOCKS (Cost $80,346)		103,041

	No. of Contracts
OPTIONS PURCHASED — 1.9%
Put Options Purchased — 1.9%
United States — 1.9%
MSCI EAFE Index 3/19/2021 at USD 2,020.00, European Style Notional Amount: USD 106,840 Counterparty: Exchange-Traded* (Cost $2,213)	503	1,982

	Shares (000)
SHORT-TERM INVESTMENTS — 2.4%
INVESTMENT COMPANIES — 2.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(c)(d) (Cost $2,585)	2,585	2,585

Total Investments — 99.8% (Cost $85,144)		107,608
Other Assets Less Liabilities — 0.2%		247

Net Assets — 100.0%		107,855

Percentages indicated are based on net assets.

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	9.2%
Banks	8.7
Insurance	5.5
Semiconductors & Semiconductor Equipment	4.2
Chemicals	3.5
Metals & Mining	3.1
Electronic Equipment, Instruments & Components	3.0
Textiles, Apparel & Luxury Goods	2.9
Oil, Gas & Consumable Fuels	2.9
Machinery	2.9
Personal Products	2.9
Food Products	2.8
Automobiles	2.7
Electric Utilities	2.6
Capital Markets	2.6
Diversified Telecommunication Services	2.5
Beverages	2.3
Electrical Equipment	1.9
Index Funds	1.9
Trading Companies & Distributors	1.7
Household Durables	1.7
Professional Services	1.6
Aerospace & Defense	1.5
IT Services	1.4
Entertainment	1.3
Real Estate Management & Development	1.3
Food & Staples Retailing	1.2
Specialty Retail	1.1
Software	1.1
Industrial Conglomerates	1.1
Road & Rail	1.1
Health Care Equipment & Supplies	1.0
Others (each less than 1.0%)	12.4
Short-Term Investments	2.4

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Abbreviations

EAFE	Europe, Australasia and Far East
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than one thousand.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
FTSE 100 Index	3	03/2021	GBP	262	(7)
SPI 200 Index	23	03/2021	AUD	2,859	(28)

					(35)

Abbreviations

AUD	Australian Dollar
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
SPI	Australian Securities Exchange

Written Call Options Contracts as of January 31, 2021 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
MSCI EAFE Index	Exchange-Traded	503	USD 106,840	USD 2,220.00	3/19/2021	(971)

Written Put Options Contracts as of January 31, 2021 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
MSCI EAFE Index	Exchange-Traded	503	USD 106,840	USD 1,700.00	3/19/2021	(525)

Total Written Options Contracts (Premiums Received $2,094)						(1,496)

Abbreviations

EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$6,230	$—	$6,230
Austria	—	513	—	513
Belgium	—	420	—	420
China	—	852	—	852
Denmark	—	3,024	—	3,024
Finland	—	388	—	388
France	—	12,158	—	12,158
Germany	—	10,068	—	10,068
Hong Kong	—	2,545	—	2,545
Ireland	—	556	—	556
Italy	—	1,539	—	1,539
Japan	—	27,577	—	27,577
Luxembourg	—	104	—	104
Netherlands	185	6,415	—	6,600
Norway	—	492	—	492
Singapore	—	959	—	959
Spain	—	2,581	—	2,581
Sweden	—	2,665	—	2,665
Switzerland	—	11,425	—	11,425
United Kingdom	1,165	10,716	—	11,881
United States	—	464	—	464

Total Common Stocks	1,350	101,691	—	103,041

Options Purchased
Put Options Purchased	1,982	—	—	1,982
Short-Term Investments
Investment Companies	2,585	—	—	2,585

Total Investments in Securities	$5,917	$101,691	$—	$107,608

Depreciation in Other Financial Instruments
Futures Contracts	$(35)	$—	$—	$(35)
Options Written
Call Options Written	(971)	—	—	(971)
Put Options Written	(525)	—	—	(525)

Total Depreciation in Other Financial Instruments	$(1,531)	$—	$—	$(1,531)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

	For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(b)	$6,584	$14,921	$18,920	$—	$—	$2,585	2,585	$—	(c)	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.
(c)	Amount rounds to less than one thousand.